Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Inventory

($ in millions)
At December 31:	2021	2020
Finished goods	$208	$163
Work in process and raw materials	1,442	1,649
Total	$1,649	$1,812